Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Summary of Inventories
	December 31,
	2015	2014
Raw materials	$86,644	$79,776
Work in process	209,832	84,930
Finished goods	1,488,519	1,095,869
		1,260,575
Less: reserve for obsolete inventory	-	-
	$1,784,995	$1,260,575